UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock Income Fund

Quarterly portfolio holdings 8/31/2014

John Hancock INVESTMENTS

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 44.7%					$1,412,949,989

(Cost $1,349,222,380)

Consumer Discretionary 8.4%					265,001,681

Auto Components 1.0%
American Axle & Manufacturing, Inc.	6.625	10/15/22		10,180,000	10,943,500
The Goodyear Tire & Rubber Company	7.000	05/15/22		16,575,000	18,066,738
The Goodyear Tire & Rubber Company	8.750	08/15/20		2,495,000	2,969,050

Automobiles 0.7%
Chrysler Group LLC	8.250	06/15/21		2,600,000	2,905,500
Ford Motor Company	4.750	01/15/43		8,750,000	9,167,471
Ford Motor Company	6.625	10/01/28		6,818,000	8,476,199

Hotels, Restaurants & Leisure 0.3%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	11,077,000	4,658,921
MGM Resorts International	8.625	02/01/19		3,375,000	3,974,063

Household Durables 0.2%
Standard Pacific Corp.	8.375	05/15/18		3,025,000	3,509,000
Standard Pacific Corp.	8.375	01/15/21		1,835,000	2,156,125

Internet & Catalog Retail 0.6%
QVC, Inc. (S)	4.450	02/15/25		9,680,000	9,689,477
QVC, Inc.	5.950	03/15/43		8,760,000	9,427,661

Media 4.1%
Cablevision Systems Corp.	8.000	04/15/20		6,700,000	7,638,000
Cablevision Systems Corp.	8.625	09/15/17		4,905,000	5,591,700
CBS Corp.	3.700	08/15/24		9,635,000	9,726,793
CCO Holdings LLC	5.750	01/15/24		18,485,000	18,900,913
CCO Holdings LLC	7.000	01/15/19		3,270,000	3,429,249
Cinemark USA, Inc.	4.875	06/01/23		15,590,000	15,473,075
Cinemark USA, Inc.	5.125	12/15/22		6,195,000	6,295,669
Cinemark USA, Inc.	7.375	06/15/21		3,950,000	4,295,625
DISH DBS Corp.	5.000	03/15/23		9,145,000	9,099,275
DISH DBS Corp.	5.875	07/15/22		1,940,000	2,058,728
DISH DBS Corp.	7.875	09/01/19		10,135,000	11,756,600
Lamar Media Corp.	5.000	05/01/23		4,515,000	4,503,713
Numericable Group SA (S)	6.250	05/15/24		6,125,000	6,316,406
Sirius XM Radio, Inc. (S)	5.250	08/15/22		3,175,000	3,381,375
Sirius XM Radio, Inc. (S)	5.875	10/01/20		8,905,000	9,305,725
Univision Communications, Inc. (S)	6.750	09/15/22		8,257,000	9,062,058
Virgin Media Secured Finance PLC	5.250	01/15/21		2,210,000	2,303,925

Multiline Retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08/15/36		6,800,000	7,533,496

Specialty Retail 1.3%
L Brands, Inc.	5.625	10/15/23		10,335,000	11,135,963
L Brands, Inc.	6.950	03/01/33		8,660,000	9,071,350
Outerwall, Inc. (S)	5.875	06/15/21		11,560,000	11,415,500
The Men's Wearhouse, Inc. (S)	7.000	07/01/22		9,910,000	10,380,725

Textiles, Apparel & Luxury Goods 0.0%
PVH Corp.	4.500	12/15/22		385,000	382,113

Consumer Staples 3.4%					108,387,718

Beverages 1.0%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11/17/15 BRL		7,710,000	3,445,993

1

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Staples (continued)

Constellation Brands, Inc.	3.750	05/01/21		6,920,000	$6,928,650
Constellation Brands, Inc.	4.250	05/01/23		11,075,000	11,185,750
Cott Beverages, Inc. (S)	5.375	07/01/22		9,805,000	9,755,975

Food & Staples Retailing 0.5%
Aramark Services, Inc.	5.750	03/15/20		8,003,000	8,383,143
Smithfield Foods, Inc. (S)	5.875	08/01/21		6,930,000	7,415,100

Food Products 0.8%
HJ Heinz Company	4.250	10/15/20		12,110,000	12,276,513
JBS Investments GmbH (S)	7.750	10/28/20		2,820,000	3,045,600
Post Holdings, Inc. (S)	6.750	12/01/21		10,185,000	10,375,969

Household Products 0.6%
Harbinger Group, Inc.	7.875	07/15/19		16,765,000	18,190,025

Tobacco 0.5%
Alliance One International, Inc.	9.875	07/15/21		17,385,000	17,385,000

Energy 4.8%					153,131,810

Energy Equipment & Services 0.4%
Inkia Energy, Ltd. (S)	8.375	04/04/21		12,190,000	13,287,100

Gas Utilities 0.3%
DCP Midstream LLC (5.850% to 5-21-23, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43		8,760,000	8,497,200

Oil, Gas & Consumable Fuels 4.1%
Arch Coal, Inc.	7.000	06/15/19		2,855,000	2,034,188
Arch Coal, Inc.	7.250	06/15/21		5,115,000	3,388,688
Baytex Energy Corp. (S)	5.625	06/01/24		7,705,000	7,705,000
Ecopetrol SA	4.250	09/18/18		1,280,000	1,372,800
Ecopetrol SA	5.875	09/18/23		3,710,000	4,247,950
EP Energy LLC	7.750	09/01/22		6,410,000	7,195,225
EP Energy LLC	9.375	05/01/20		11,080,000	12,492,700
MarkWest Energy Partners LP	6.500	08/15/21		6,872,000	7,318,680
MEG Energy Corp. (S)	6.375	01/30/23		7,145,000	7,573,700
Petrobras Global Finance BV	4.375	05/20/23		10,890,000	10,744,945
Petrobras International Finance Company	5.375	01/27/21		5,035,000	5,308,401
Petroleos Mexicanos	6.000	03/05/20		2,685,000	3,081,038
Petroleos Mexicanos (S)	7.650	11/24/21	MXN	91,098,500	7,538,526
Sabine Pass Liquefaction LLC	5.625	04/15/23		10,920,000	11,356,800
Samson Investment Company	9.750	02/15/20		7,820,000	7,976,400
Sanchez Energy Corp. (S)	6.125	01/15/23		7,230,000	7,483,050
SandRidge Energy, Inc.	7.500	02/15/23		6,200,000	6,448,000
SM Energy Company	5.000	01/15/24		8,050,000	8,130,500
The Williams Companies, Inc.	4.550	06/24/24		9,880,000	9,950,919

Financials 13.7%					431,390,424

Banks 3.6%
ANZ National International, Ltd.	2.950	07/27/15	SGD	11,000,000	8,963,382
Bancolombia SA	5.950	06/03/21		5,995,000	6,681,428
Bank of America Corp. (P)	0.884	12/01/26		4,405,000	3,839,420
Bank of America Corp. (8.000% to 1-30-18, then 3 month
LIBOR + 3.630%) (Q)	8.000	01/30/18		2,730,000	3,016,650
Citigroup, Inc.	6.250	06/29/17	NZD	9,880,000	8,542,939
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR +
4.230%) (Q)	5.900	02/15/23		4,350,000	4,363,616

2

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR
+ 3.033%) (Q)	5.100	06/30/23		14,615,000	$13,920,788
International Finance Corp.	3.875	02/26/18	NZD	10,482,000	8,612,365
International Finance Corp.	10.000	06/12/17	BRL	10,735,000	4,798,499
National Australia Bank, Ltd.	6.000	02/15/17	AUD	11,780,000	11,712,239
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19,
then 5 year U.S. Swap Rate + 2.203%) (S)	4.000	10/15/24		7,100,000	7,236,931
PNC Funding Corp.	5.625	02/01/17		3,360,000	3,678,793
Regions Financial Corp.	7.375	12/10/37		4,085,000	5,248,138
Synovus Financial Corp.	5.125	06/15/17		2,365,000	2,424,125
The PNC Financial Services Group, Inc. (P)(Q)	4.454	10/27/14		3,540,000	3,542,655
Westpac Banking Corp.	5.000	10/21/19	GBP	2,280,000	4,246,477
Westpac Banking Corp.	7.250	02/11/20	AUD	5,000,000	5,414,548
Zions Bancorporation (5.800% to 6-15-23, then 3 month
LIBOR + 3.800%) (Q)	5.800	06/15/23		7,675,000	7,362,628

Capital Markets 0.4%
HK Land Treasury SG	3.860	12/29/17	SGD	4,000,000	3,342,383
Temasek Financial I, Ltd.	3.265	02/19/20	SGD	12,250,000	10,362,330

Consumer Finance 0.3%
Credit Acceptance Corp. (S)	6.125	02/15/21		5,935,000	6,113,050
Discover Financial Services	5.200	04/27/22		3,100,000	3,444,596

Diversified Financial Services 6.5%
European Investment Bank	4.250	02/04/15	NOK	85,900,000	14,003,781
European Investment Bank	6.500	09/10/14	NZD	5,685,000	4,757,509
General Electric Capital Australia Funding Pty, Ltd.	7.000	10/08/15	AUD	2,600,000	2,531,564
General Electric Capital Corp.	4.250	01/17/18	NZD	5,330,000	4,398,942
General Electric Capital Corp.	4.875	04/05/16	SEK	69,000,000	10,495,760
General Electric Capital Corp.	6.250	09/29/20	GBP	1,570,000	3,112,909
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22		13,970,000	16,467,138
General Electric Capital Corp., Series A	7.625	12/10/14	NZD	33,700,000	28,453,019
Inter-American Development Bank	6.500	08/20/19	AUD	12,860,000	13,722,877
International Bank for Reconstruction & Development	2.125	05/29/17	NOK	17,190,000	2,796,873
International Bank for Reconstruction & Development	2.375	03/02/17	NOK	34,490,000	5,639,533
International Bank for Reconstruction & Development	4.500	08/16/16	NZD	9,400,000	7,914,474
International Bank for Reconstruction & Development	4.625	02/26/19	NZD	8,795,000	7,381,706
International Bank for Reconstruction & Development	5.375	12/15/14	NZD	14,720,000	12,362,924
KFW	4.000	12/15/14	NOK	38,410,000	6,236,302
KFW	5.750	05/13/15	AUD	22,750,000	21,695,769
KFW	6.000	01/19/16	AUD	11,500,000	11,210,051
KFW	6.000	08/20/20	AUD	14,600,000	15,434,108
Nationstar Mortgage LLC	7.875	10/01/20		2,175,000	2,240,250
Nationstar Mortgage LLC	9.625	05/01/19		11,359,000	12,580,093

Insurance 0.9%
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58		7,365,000	10,145,288
MetLife, Inc.	6.400	12/15/36		7,690,000	8,670,475
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42		9,825,000	10,531,418

Real Estate Investment Trusts 1.0%
American Tower Corp.	4.700	03/15/22		3,640,000	3,903,736
American Tower Corp.	7.000	10/15/17		4,065,000	4,683,616
Corrections Corp. of America	4.125	04/01/20		6,896,000	6,835,660
Crown Castle Towers LLC (S)	4.883	08/15/20		5,718,000	6,364,929

3

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Host Hotels & Resorts LP	4.750	03/01/23		8,050,000	$8,647,165

Real Estate Management & Development 1.0%
CapitaMalls Asia Treasury, Ltd.	3.950	08/24/17	SGD	14,250,000	12,013,650
CBRE Services, Inc.	5.000	03/15/23		6,465,000	6,554,217
Realogy Group LLC (S)	7.875	02/15/19		7,772,000	8,238,320
Yanlord Land Group, Ltd. (S)	10.625	03/29/18		4,170,000	4,498,388

Health Care 4.0%					125,476,943

Health Care Providers & Services 2.8%
Community Health Systems, Inc. (S)	6.875	02/01/22		10,000,000	10,625,000
Community Health Systems, Inc.	7.125	07/15/20		2,950,000	3,193,375
DaVita Healthcare Partners, Inc.	5.125	07/15/24		11,615,000	11,781,966
HCA, Inc.	5.000	03/15/24		10,618,000	10,817,088
HCA, Inc.	7.500	02/15/22		10,400,000	12,116,000
HCA, Inc.	8.000	10/01/18		2,135,000	2,497,950
Quest Diagnostics, Inc.	4.250	04/01/24		1,785,000	1,838,659
Select Medical Corp.	6.375	06/01/21		5,440,000	5,654,200
Tenet Healthcare Corp.	4.375	10/01/21		15,988,000	15,868,090
Tenet Healthcare Corp.	6.000	10/01/20		7,255,000	7,871,675
WellCare Health Plans, Inc.	5.750	11/15/20		6,089,000	6,309,726

Pharmaceuticals 1.2%
Endo Finance LLC (S)	5.750	01/15/22		2,220,000	2,258,850
Endo Finance LLC (S)	7.250	01/15/22		6,529,000	7,075,804
Forest Laboratories, Inc. (S)	4.875	02/15/21		12,150,000	13,361,902
Forest Laboratories, Inc. (S)	5.000	12/15/21		6,360,000	7,014,158
Grifols Worldwide Operations, Ltd. (S)	5.250	04/01/22		7,000,000	7,192,500

Industrials 2.1%					67,110,629

Airlines 0.8%
Air Canada (S)	6.750	10/01/19		6,775,000	7,300,063
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23		2,201,438	2,586,690
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22		4,343,528	5,098,434
TAM Capital 3, Inc. (S)	8.375	06/03/21		6,040,000	6,580,761
TAM Capital, Inc.	7.375	04/25/17		3,135,000	3,371,693

Commercial Services & Supplies 0.6%
Iron Mountain, Inc.	5.750	08/15/24		16,850,000	17,313,375

Industrial Conglomerates 0.3%
Odebrecht Finance, Ltd. (S)	7.125	06/26/42		4,390,000	4,839,975
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15		5,400,000	5,548,500

Marine 0.1%
Navios Maritime Holdings, Inc.	8.125	02/15/19		4,310,000	4,477,013

Trading Companies & Distributors 0.3%
Aircastle, Ltd.	6.750	04/15/17		9,190,000	9,994,125

Information Technology 0.6%					19,452,807

IT Services 0.2%
IBM Corp.	2.750	12/21/20	GBP	3,925,000	6,625,757

Semiconductors & Semiconductor Equipment 0.3%
Micron Technology, Inc. (S)	5.875	02/15/22		8,840,000	9,469,850

Software 0.1%
First Data Corp. (S)	8.875	08/15/20		3,080,000	3,357,200

4

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials 2.8%					$87,945,912

Construction Materials 0.5%
Cemex Finance LLC (S)	9.375	10/12/22		8,115,000	9,575,700
Votorantim Cimentos SA (S)	7.250	04/05/41		4,760,000	5,119,856

Containers & Packaging 1.2%
Ball Corp.	4.000	11/15/23		14,270,000	13,663,525
Ball Corp.	6.750	09/15/20		1,940,000	2,041,850
Crown Americas LLC	4.500	01/15/23		8,100,000	7,948,125
Owens-Brockway Glass Container, Inc.	7.375	05/15/16		2,440,000	2,647,400
Sealed Air Corp. (S)	6.500	12/01/20		9,685,000	10,653,500

Metals & Mining 1.1%
ArcelorMittal	7.250	03/01/41		9,390,000	9,941,663
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22		14,080,000	15,338,400
Rio Tinto Finance USA, Ltd.	7.125	07/15/28		3,985,000	5,288,497
Rio Tinto Finance USA, Ltd.	9.000	05/01/19		2,400,000	3,123,262
Vale Overseas, Ltd.	4.625	09/15/20		2,400,000	2,604,134

Telecommunication Services 1.9%					61,149,108

Diversified Telecommunication Services 1.6%
Frontier Communications Corp.	7.125	03/15/19		2,770,000	3,074,700
Frontier Communications Corp.	7.125	01/15/23		10,310,000	10,877,050
Frontier Communications Corp.	9.250	07/01/21		1,665,000	1,973,025
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		5,175,000	5,476,646
T-Mobile USA, Inc.	6.125	01/15/22		12,610,000	13,067,113
T-Mobile USA, Inc.	6.250	04/01/21		4,814,000	4,994,525
T-Mobile USA, Inc.	6.625	04/01/23		3,000,000	3,157,500
T-Mobile USA, Inc.	6.836	04/28/23		3,090,000	3,279,263
Verizon Communications, Inc. (P)	1.981	09/14/18		4,105,000	4,320,361

Wireless Telecommunication Services 0.3%
SBA Tower Trust (S)	5.101	04/17/17		4,770,000	5,068,125
SoftBank Corp. (S)	4.500	04/15/20		5,760,000	5,860,800

Utilities 3.0%					93,902,957

Electric Utilities 0.7%
Abengoa Transmision Sur SA (S)	6.875	04/30/43		3,975,000	4,372,500
E.ON International Finance BV	6.000	10/30/19	GBP	1,650,000	3,185,434
NRG Yield Operating LLC (S)	5.375	08/15/24		4,085,000	4,227,975
RJS Power Holdings LLC (S)	5.125	07/15/19		10,850,000	10,985,625

Gas Utilities 0.0%
Southern Gas Networks PLC	4.875	12/21/20	GBP	600,000	1,104,381

Independent Power and Renewable Electricity Producers 1.5%
Calpine Corp.	5.750	01/15/25		11,575,000	11,690,750
Calpine Corp. (S)	5.875	01/15/24		1,082,000	1,157,740
Calpine Corp. (S)	6.000	01/15/22		4,281,000	4,612,778
Dynegy, Inc.	5.875	06/01/23		11,855,000	11,528,988
NRG Energy, Inc. (S)	6.250	05/01/24		5,475,000	5,652,938
NRG Energy, Inc.	6.625	03/15/23		10,805,000	11,453,300

Multi-Utilities 0.5%
Dominion Resources, Inc.	5.600	11/15/16		2,680,000	2,945,036
NiSource Finance Corp.	5.650	02/01/45		9,735,000	11,260,591

Water Utilities 0.3%
American Water Capital Corp.	3.400	03/01/25		9,636,000	9,724,921

5

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Convertible Bonds 0.4%					$11,026,516

(Cost $10,235,722)

Financials 0.1%					2,965,350

Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.	2.000	04/01/20		2,120,000	2,965,350

Health Care 0.3%					8,061,166

Health Care Providers & Services 0.3%
WellPoint, Inc.	2.750	10/15/42		4,955,000	8,061,166

Foreign Government Obligations 22.3%					$704,855,916

(Cost $713,263,338)

Australia 3.9%					122,155,139

New South Wales Treasury Corp.	6.000	05/01/20	AUD	35,125,000	37,492,766
Queensland Treasury Corp. (S)	4.000	06/21/19	AUD	13,855,000	13,419,922
Queensland Treasury Corp.	5.500	06/21/21	AUD	5,800,000	6,086,652
Queensland Treasury Corp.	6.000	10/21/15	AUD	34,711,000	33,635,748
Queensland Treasury Corp.	6.000	04/21/16	AUD	32,053,000	31,520,051

Bermuda 0.3%					9,512,813

Government of Bermuda (S)	4.854	02/06/24		9,125,000	9,512,813

Brazil 1.3%					42,293,917

Federative Republic of Brazil	10.000	01/01/21	BRL	18,745,000	8,073,271
Federative Republic of Brazil	10.000	01/01/23	BRL	31,880,000	13,605,418
Federative Republic of Brazil	10.250	01/10/28	BRL	22,960,000	10,795,354
Federative Republic of Brazil	12.500	01/05/16	BRL	20,985,000	9,819,874

Canada 1.1%					34,948,836

Export Development Canada	3.500	02/20/18	NZD	9,440,000	7,661,778
Province of Ontario	6.250	06/16/15	NZD	24,690,000	20,997,639
Province of Quebec	6.750	11/09/15	NZD	7,310,000	6,289,419

Malaysia 2.0%					63,564,742

Government of Malaysia	3.314	10/31/17	MYR	22,000,000	6,932,506
Government of Malaysia	3.741	02/27/15	MYR	78,350,000	24,934,241
Government of Malaysia	3.835	08/12/15	MYR	50,450,000	16,088,860
Government of Malaysia	4.262	09/15/16	MYR	48,250,000	15,609,135

Mexico 1.2%					37,320,488

Government of Mexico	5.000	06/15/17	MXN	219,174,600	17,268,278
Government of Mexico	6.000	06/18/15	MXN	72,500,000	5,671,741
Government of Mexico	8.000	12/07/23	MXN	161,720,000	14,380,469

New Zealand 2.4%					75,332,784

Dominion of New Zealand	5.000	03/15/19	NZD	19,200,000	16,754,906
Dominion of New Zealand	6.000	12/15/17	NZD	38,005,000	33,867,976
Dominion of New Zealand	6.000	05/15/21	NZD	26,500,000	24,709,902

Norway 1.0%					33,524,798

Government of Norway	4.500	05/22/19	NOK	77,991,000	14,158,790
Government of Norway	5.000	05/15/15	NOK	117,102,000	19,366,008

Peru 0.3%					8,426,425

Republic of Peru	7.350	07/21/25		6,265,000	8,426,425

6

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Philippines 2.0%					$62,442,321

Republic of Philippines	4.950	01/15/21	PHP	608,000,000	14,816,514
Republic of Philippines	5.875	12/16/20	PHP	609,320,800	15,506,040
Republic of Philippines	6.250	01/14/36	PHP	252,000,000	6,213,303
Republic of Philippines	6.500	04/28/21	PHP	678,000,000	17,948,573
Republic of Philippines	8.125	12/16/35	PHP	254,043,000	7,957,891

Singapore 1.6%					50,753,912

Republic of Singapore	2.375	04/01/17	SGD	22,500,000	18,873,826
Republic of Singapore	3.250	09/01/20	SGD	36,490,000	31,880,086

South Korea 1.6%					49,379,765

Korea Treasury Bond Coupon Strips	3.347	09/10/14	KRW	1,205,430,000	1,188,319
Korea Treasury Bond Coupon Strips	3.286	09/10/18	KRW	1,205,430,000	1,067,787
Korea Treasury Bond Coupon Strips	3.287	03/10/18	KRW	1,205,430,000	1,084,958
Korea Treasury Bond Coupon Strips	3.296	03/10/17	KRW	1,205,430,000	1,116,372
Korea Treasury Bond Coupon Strips	3.297	09/10/17	KRW	1,205,430,000	1,101,162
Korea Treasury Bond Coupon Strips	3.309	09/10/16	KRW	1,205,430,000	1,131,744
Korea Treasury Bond Coupon Strips	3.315	03/10/16	KRW	1,205,430,000	1,146,478
Korea Treasury Bond Coupon Strips	3.326	09/10/15	KRW	1,205,430,000	1,160,767
Korea Treasury Bond Coupon Strips	3.327	03/10/15	KRW	1,205,430,000	1,174,638
Korea Treasury Bond Principal Strips	3.286	09/10/18	KRW	41,928,000,000	37,140,405
Republic of Korea	3.500	03/10/17	KRW	1,500,000,000	1,514,652
Republic of Korea	5.750	09/10/18	KRW	502,000,000	552,483

Sweden 1.6%					51,027,908

Kingdom of Sweden	3.000	07/12/16	SEK	130,515,000	19,644,373
Kingdom of Sweden	3.750	08/12/17	SEK	78,560,000	12,357,454
Kingdom of Sweden	5.000	12/01/20	SEK	106,425,000	19,026,081

Thailand 2.0%					64,172,068

Bank of Thailand	3.200	10/22/14	THB	1,217,750,000	38,182,601
Kingdom of Thailand
Bond	3.250	06/16/17	THB	815,000,000	25,989,467

Term Loans (M) 12.8%					$404,533,730

(Cost $404,833,300)

Consumer Discretionary 3.2%					101,856,931

Automobiles 0.2%
Chrysler Group LLC	3.250	12/31/18		6,827,888	6,761,316

Hotels, Restaurants & Leisure 0.8%
Four Seasons Holdings, Inc.	3.500	06/27/20		12,649,413	12,533,455
Hilton Worldwide Finance LLC	3.500	10/26/20		12,289,865	12,199,399

7

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

Media 1.1%
Clear Channel Communications, Inc.	6.907	01/30/19	10,396,703	$10,198,521
Clear Channel Communications, Inc.	7.657	07/30/19	3,343,756	3,327,636
RentPath, Inc.	6.250	05/29/20	10,835,550	10,903,272
Univision Communications, Inc.	4.000	03/01/20	3,668,702	3,643,479
Virgin Media Investment Holdings, Ltd.	3.500	06/07/20	6,660,000	6,568,425

Multiline Retail 0.7%
Hudson's Bay Company	4.750	11/04/20	13,657,625	13,732,319
Lands' End, Inc.	4.250	04/02/21	10,483,725	10,374,516

Specialty Retail 0.4%
The Men's Wearhouse, Inc.	4.500	06/18/21	11,564,000	11,614,593

Consumer Staples 2.0%				61,272,503

Food & Staples Retailing 1.3%
Aramark Services, Inc.	3.250	02/24/21	17,865,675	17,642,354
Rite Aid Corp.	3.500	02/21/20	6,100,000	6,061,875
Rite Aid Corp.	5.750	08/21/20	945,000	955,631
SUPERVALU, Inc.	4.500	03/21/19	14,539,459	14,414,841

Food Products 0.7%
Big Heart Pet Brands	3.500	03/08/20	4,943,697	4,854,092
HJ Heinz Company	3.500	06/05/20	17,367,591	17,343,710

Financials 2.1%				64,641,541

Diversified Financial Services 1.1%
Carestream Health, Inc.	5.000	06/07/19	22,856,926	22,856,926
Carestream Health, Inc.	9.500	12/07/19	12,697,855	12,856,578

Insurance 0.5%
HUB International, Ltd.	4.250	10/02/20	13,918,242	13,792,978

Real Estate Investment Trusts 0.5%
Crown Castle Operating Company	3.000	01/31/21	15,230,248	15,135,059

Health Care 2.6%				83,288,463

Biotechnology 0.3%
Catalent Pharma Solutions, Inc.	4.500	05/20/21	8,184,108	8,181,187

Health Care Equipment & Supplies 0.5%
Biomet, Inc.	3.663	07/25/17	15,830,924	15,803,711

Health Care Providers & Services 0.2%
Kindred Healthcare, Inc.	4.000	04/09/21	4,515,000	4,483,959
National Mentor Holdings, Inc.	4.750	01/31/21	2,864,774	2,861,193

Pharmaceuticals 1.6%
Grifols Worldwide Operations USA, Inc.	3.157	02/27/21	13,488,550	13,383,636
Mallinckrodt International Finance SA	3.500	03/19/21	22,802,063	22,697,561
Salix Pharmaceuticals, Ltd.	4.250	01/02/20	10,322,658	10,326,963
Valeant Pharmaceuticals International, Inc.	3.750	08/05/20	5,569,395	5,550,253

Industrials 0.9%				29,180,130

Airlines 0.4%
Delta Air Lines, Inc.	3.250	04/20/17	13,291,000	13,224,545

Professional Services 0.2%
Capital Safety North America Holdings, Inc.	3.750	03/29/21	5,985,000	5,932,631

8

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Trading Companies & Distributors 0.3%
American Builders & Contractors Supply Company, Inc.	3.500	04/16/20	10,128,463	$10,022,954

Information Technology 0.8%				25,025,850

Electronic Equipment, Instruments & Components 0.3%
Dell International LLC	4.500	04/29/20	10,639,600	10,661,762

Software 0.5%
First Data Corp.	3.655	03/23/18	6,327,924	6,254,096
First Data Corp.	3.655	09/24/18	1,155,000	1,140,563
First Data Corp.	4.155	03/24/21	1,797,065	1,791,449
IMS Health, Inc.	3.500	03/17/21	5,241,863	5,177,980

Materials 0.3%				10,294,900

Containers & Packaging 0.2%
Berry Plastics Group, Inc.	3.500	02/08/20	6,695,250	6,561,345

Metals & Mining 0.1%
Signode Industrial Group US, Inc.	4.000	05/01/21	3,768,889	3,733,555

Telecommunication Services 0.1%				3,958,332

Wireless Telecommunication Services 0.1%
SBA Senior Finance II LLC	3.250	03/24/21	4,000,000	3,958,332

Utilities 0.8%				25,015,080

Electric Utilities 0.5%
La Frontera Generation LLC	4.500	09/30/20	16,380,570	16,421,521

Independent Power and Renewable Electricity Producers 0.3%
Dynegy, Inc.	4.000	04/23/20	8,612,938	8,593,559

Capital Preferred Securities 1.8%				$55,862,985

(Cost $52,207,382)

Financials 1.8%				55,862,985

Banks 1.4%
USB Capital IX (P)(Q)	3.500	10/27/14	22,163,000	18,727,735
Wachovia Capital Trust III (P)(Q)	5.570	10/27/14	24,745,000	24,250,100

Diversified Financial Services 0.4%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	10/14/14	15,810,000	12,885,150

Collateralized Mortgage Obligations 5.6%				$175,225,567

(Cost $167,964,112)

Commercial & Residential 4.7%				148,683,600

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.647	04/25/35	4,088,381	4,077,555
American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.754	12/25/46	42,771,944	3,248,067
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-4, Class AM	5.675	07/10/46	5,850,000	6,330,221
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM	5.448	09/10/47	3,610,000	3,851,574

9

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.734	01/25/35	4,020,745	$4,027,918
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.580	03/25/35	1,842,106	1,868,277
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2 (P)	2.260	08/25/35	2,118,452	2,148,699
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.855	01/25/35	2,348,726	2,279,333
Bear Stearns ALT-A Trust
Series 2004-7, Class 1A1 (P)	2.706	08/25/34	4,415,407	4,523,244
Bear Stearns Alt-A Trust
Series 2004-8, Class 1A (P)	0.855	09/25/34	750,684	731,053
Bear Stearns Alt-A Trust
Series 2005-7, Class 11A1 (P)	0.695	08/25/35	3,445,411	3,241,956
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.473	02/25/37	2,163,032	2,171,185
Commercial Mortgage Pass Through Certificates
Series 2006-GG7, Class AM (P)	6.014	07/10/38	3,565,000	3,829,213
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.016	09/19/44	25,291,387	1,388,515
DSLA Mortgage Loan Trust
Series 2005-AR2, Class X2 IO	2.739	03/19/45	46,831,179	3,851,246
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.197	05/19/35	17,774,399	1,116,757
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (P)	0.606	06/20/35	6,536,911	6,068,090
HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.112	09/19/35	13,883,008	724,124
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.349	05/19/47	34,715,058	368,848
HarborView Mortgage Loan Trust
Series 2007-4, Class ES IO	0.349	07/19/47	37,188,980	371,890
HarborView Mortgage Loan Trust
Series 2007-6, Class ES IO (S)	0.349	08/19/37	29,108,798	309,281
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.906	11/05/30	4,470,000	4,484,121
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.046	10/25/36	45,063,002	3,562,244
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 2X IO	1.690	10/25/36	46,982,042	1,627,270
JP Morgan Mortgage Trust
Series 2007-A1, Class 1A1 (P)	2.549	07/25/35	4,437,843	4,515,767
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class F (P) (S)	4.155	06/15/29	2,380,000	2,374,333
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.147	12/25/34	1,851,205	1,815,042
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A (P)	1.572	10/25/35	3,175,042	3,131,411
Merrill Lynch Mortgage Investors Trust
Series 2005-A2, Class A2 (P)	2.469	02/25/35	1,823,962	1,839,157
Merrill Lynch Mortgage Investors Trust
Series 2006-3, Class 2A1 (P)	2.291	10/25/36	2,121,975	2,100,602
Merrill Lynch Mortgage Investors Trust
Series 2007-1, Class 2A1 (P)	2.552	01/25/37	13,423,916	13,266,333
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.489	01/12/44	7,010,000	7,361,867

10

Income Fund
As of 8-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	2,792,578	$2,978,167
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03/15/44	8,460,000	9,160,031
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.430	10/25/34	2,907,271	2,880,143
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (P)	5.656	11/25/34	2,670,910	2,648,781
Opteum Mortgage Acceptance Corp.
Series 2005-4, Class 1APT (P)	0.465	11/25/35	3,457,623	3,277,947
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.492	12/25/33	2,947,919	2,956,798
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.397	01/25/35	5,621,305	5,666,270
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.445	12/25/45	4,424,092	4,170,450
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class 2A1A (P)	0.385	04/25/45	4,393,173	4,188,947
WaMu Mortgage Pass Through Certificates
Series 2005-AR8, Class 2AB2 (P)	0.575	07/25/45	4,692,269	4,457,778
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12/25/34	3,627,716	3,693,095

U.S. Government Agency 0.9%				26,541,967

Federal Home Loan Mortgage Corp.
Series 4077, Class IK IO	5.000	07/15/42	11,131,655	2,377,851
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11/25/37	12,474,816	1,777,761
Federal National Mortgage Association
Series 2013-46, Class MI IO	3.500	05/25/43	55,536,159	8,647,413
Federal National Mortgage Association
Series 2014-C02, Class 1M1 (P)	1.105	05/25/24	4,350,909	4,303,936
Federal National Mortgage Association
Series 402, Class 3 IO	4.000	11/25/39	3,327,507	650,557
Federal National Mortgage Association
Series 402, Class 4 IO	4.000	10/25/39	5,120,338	930,963
Federal National Mortgage Association
Series 402, Class 7 IO	4.500	11/25/39	6,791,390	1,359,760
Federal National Mortgage Association
Series 406, Class 3 IO	4.000	01/25/41	7,824,149	1,235,262
Federal National Mortgage Association
Series 407, Class 4 IO	4.500	03/25/41	12,145,926	1,980,529
Federal National Mortgage Association
Series 407, Class 7 IO	5.000	03/25/41	10,087,579	2,203,103
Federal National Mortgage Association
Series 407, Class 8 IO	5.000	03/25/41	5,032,204	1,074,832

Asset Backed Securities 0.5%				$15,878,925

(Cost $15,581,588)

Applebee's/IHOP Funding LLC
Series 2014-1, Class A2 (S)	4.277	09/05/44	7,790,000	7,794,690
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.655	06/25/33	1,998,073	1,921,349
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	5,819,737	6,162,886

11

Income Fund
As of 8-31-14 (Unaudited)

	Shares	Value

Common Stocks 0.3%		$10,388,769

(Cost $12,461,731)

Consumer Discretionary 0.0%		0

Media 0.0%
Vertis Holdings, Inc. (I)	300,118	0

Consumer Staples 0.2%		7,161,341

Food Products 0.2%
Tyson Foods, Inc. (I)	142,571	7,161,341

Financials 0.1%		3,227,428

Banks 0.1%
Talmer Bancorp, Inc.	220,152	3,227,428

Preferred Securities 7.2%		$227,560,044

(Cost $218,489,499)

Consumer Discretionary 0.2%		5,991,276

Household Durables 0.2%
Beazer Homes USA, Inc., 7.500%	204,900	5,991,276

Consumer Staples 0.3%		10,492,825

Food Products 0.3%
Post Holdings, Inc., 5.250% (I)	123,445	10,492,825

Financials 4.4%		140,318,596

Banks 2.9%
First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3
month LIBOR + 7.3270%)	429,350	12,193,540
First Tennessee Bank NA, 3.750% (S)	18,420	13,462,143
M&T Bank Corp., Series A, 6.375%	7,985	7,833,285
M&T Bank Corp., Series C, 6.375%	495	490,545
Regions Financial Corp., 6.375%	322,420	8,025,034
Synovus Financial Corp., 7.875%	327,880	9,124,900
U.S. Bancorp, 3.500%	8,280	6,847,808
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	385,125	11,230,245
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR +
3.090%)	290,130	7,563,689
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR +
3.690%)	398,607	11,216,801
Zions Bancorporation, 6.950%	154,580	4,175,206

Diversified Financial Services 0.2%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR +
5.785%)	280,395	7,537,018

Insurance 0.6%
Hartford Financial Services Group, Inc., 7.875%	487,325	14,697,722
MetLife, Inc., 5.000%	93,480	2,932,468

Real Estate Investment Trusts 0.7%
Crown Castle International Corp., 4.500%	102,360	10,670,006
Weyerhaeuser Company, 6.375%	213,265	12,318,186

Industrials 0.5%		14,166,992

Aerospace & Defense 0.4%
United Technologies Corp., 7.500%	181,950	10,927,917

12

Income Fund
As of 8-31-14 (Unaudited)

			Shares	Value

Industrials (continued)

Machinery 0.1%
Stanley Black & Decker, Inc., 6.250%			27,875	$3,239,075

Utilities 1.8%				56,590,355

Electric Utilities 0.8%
Exelon Corp., 6.500%			217,904	11,004,152
NextEra Energy, Inc., 5.799%			120,745	6,653,050
NextEra Energy, Inc., 5.889%			118,750	7,407,625

Multi-Utilities 1.0%
Dominion Resources, Inc., 6.000%			291,580	16,768,766
Dominion Resources, Inc., 6.375% (I)			290,316	14,756,762

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$23,144

(Cost $142)

Consumer Discretionary 0.0%				23,144

Lear Corp., Series B (I)	8.750	12/01/16	2,645,000	23,144

			Par value	Value

Short-Term Investments 3.1%				$99,172,388

(Cost $99,172,388)

Repurchase Agreement 3.1%				99,172,388

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.030% to be repurchased at $83,288,069 on 9-2-14, collateralized by
$71,208,300 U.S. Treasury Inflation Index Notes, 1.375% due 7-15-
18 (valued at $84,954,092, including interest)			$83,288,000	83,288,000
Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $15,884,388 on 9-2-14, collateralized by $16,430,500 U.S. Treasury Notes, 0.625% - 1.500% due 11-30-
17 - 8-31-18 (valued at $16,202,698, including interest)			15,884,388	15,884,388

Total investments (Cost $3,043,431,582)† 98.7%				$3,117,477,973

Other assets and liabilities, net 1.3%				$42,631,716

Total net assets 100.0%				$3,160,109,689

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

AUD Australian Dollar

BRL Brazilian Real

GBP Pound Sterling

KRW Korean Won

MXN Mexican Peso

MYR Malaysian Ringgit

NOK Norwegian Krone

NZD New Zealand Dollar

13

Income Fund
As of 8-31-14 (Unaudited)

PHP Philippine Peso

SEK Swedish Krona

SGD Singapore Dollar

THB Thai Baht

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $409,955,208 or 13.0% of the fund's net assets as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $3,060,659,063. Net unrealized appreciation aggregated $56,818,910, of which $129,823,883 related to appreciated investment securities and $73,004,973 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 8-31-14:

United States	65.4%
Australia	5.4%
Singapore	2.8%
Canada	2.7%
New Zealand	2.4%
Brazil	2.4%
Thailand	2.0%
Malaysia	2.0%
Philippines	2.0%
Mexico	1.8%
Other Countries	11.1%

Total	100.0%

14

Income Fund
As of 8-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

15

Income Fund
As of 8-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	08/31/14	Price	Inputs	Inputs
Corporate Bonds	$1,412,949,989	—	$1,412,949,989	—
Convertible Bonds	11,026,516	—	11,026,516	—
Foreign Government Obligations	704,855,916	—	704,855,916	—
Term Loans	404,533,730	—	404,533,730	—
Capital Preferred Securities	55,862,985	—	55,862,985	—
Collateralized Mortgage Obligations	175,225,567	—	174,175,548	$1,050,019
Asset Backed Securities	15,878,925	—	15,878,925	—
Common Stocks	10,388,769	$10,388,769	—	—
Preferred Securities	227,560,044	214,097,901	13,462,143	—
Escrow Certificates	23,144	—	—	23,144
Short-Term Investments	99,172,388	—	99,172,388	—

Total Investments in Securities	$3,117,477,973	$224,486,670	$2,891,918,140	$1,073,163
Other Financial Instruments:
Futures	($1,289,423)	($1,289,423)	—	—
Forward Foreign Currency Contracts	$15,018,112	—	$15,018,112	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2014, the fund had $27,360,000 in unfunded loan commitments outstanding.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

16

Income Fund
As of 8-31-14 (Unaudited)

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended August 31, 2014, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at August 31, 2014.

	Number					Unrealized
	of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

10-Year U.S. Treasury Note	2,716	Short	Dec 2014	($340,681,813)	($341,621,875)	($940,062)
Futures
5-Year U.S. Treasury Note
Futures	707	Short	Dec 2014	(83,822,012)	(84,017,008)	(194,996)
U.S. Treasury Long Bond
Futures	154	Short	Dec 2014	(21,420,073)	(21,574,438)	(154,365)

						($1,289,423)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.

Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at August 31, 2014.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
AUD	64,138,668	NZD	70,630,000	State Street Bank and Trust Company	10/1/2014	$866,740	-	$866,740
CAD	13,570,000	SGD	15,478,892	Australia and New Zealand Banking Group	10/1/2014	79,812	-	79,812
CAD	29,190,000	SGD	33,350,159	Bank of Nova Scotia	10/1/2014	128,446	-	128,446
CAD	34,195,000	SGD	39,222,803	Barclays Bank PLC Wholesale	10/1/2014	26,912	-	26,912
CAD	26,130,000	SGD	30,138,838	Deutsche Bank AG London	10/1/2014	-	($113,023)	(113,023)
CAD	22,345,000	SGD	25,711,541	HSBC Bank USA	10/1/2014	-	(47,329)	(47,329)
CAD	30,200,000	SGD	34,615,844	Royal Bank of Canada	10/1/2014	43,431	-	43,431
CAD	18,000,000	SGD	20,757,600	Standard Chartered Bank	10/1/2014	-	(74,701)	(74,701)
CAD	34,906,382	USD	32,159,324	Bank of Nova Scotia	10/1/2014	-	(76,705)	(76,705)
CAD	19,213,488	USD	17,505,000	State Street Bank and Trust Company	10/1/2014	154,207	-	154,207
CAD	17,225,627	USD	15,765,000	Toronto Dominion Bank	10/1/2014	67,155	-	67,155
NZD	16,050,000	AUD	14,456,167	Australia and New Zealand Banking Group	10/1/2014	-	(86,278)	(86,278)

17

Income Fund
As of 8-31-14 (Unaudited)

NZD	30,340,000	AUD	27,339,984	State Street Bank and Trust Company	10/1/2014	-	(175,097)	(175,097)
USD	328,093,304	AUD	350,386,654	Barclays Bank PLC Wholesale	10/1/2014	1,490,711	-	1,490,711
USD	6,095,813	AUD	6,554,638	State Street Bank and Trust Company	10/1/2014	-	(13,899)	(13,899)
USD	559,367,506	CAD	597,108,032	Toronto Dominion Bank	10/1/2014	10,562,708	-	10,562,708
USD	136,816	GBP	80,000	JPMorgan Chase Bank N.A.	10/1/2014	4,033	-	4,033
USD	62,900,065	NOK	388,269,519	Standard Chartered Bank	10/1/2014	315,458	-	315,458
USD	1,056,830	NZD	1,208,399	Bank of Nova Scotia	10/1/2014	48,806	-	48,806
USD	63,067,708	SEK	428,888,798	Citibank N.A.	10/1/2014	1,708,149	-	1,708,149
USD	1,823,639	SGD	2,264,932	Bank of Montreal	10/1/2014	10,329	-	10,329
USD	15,040,000	SGD	18,663,136	HSBC Bank USA	10/1/2014	98,247	-	98,247

						$15,605,144	($587,032)	$15,018,112

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

18

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Income Fund.

91Q1 8/14
10/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo

Chief Financial Officer

Date:	October 10, 2014